Investment Objectives and Goals	Jul. 31, 2025
George Putnam Balanced Fund
Prospectus [Line Items]
Objective, Primary [Text Block]	The fund seeks to provide a balanced investment with exposure to a well-diversified portfolio of stocks and fixed income securities which produce both capital growth and current income.